UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2018
Date of reporting period: April 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (93.80%)
CONSUMER DISCRETIONARY – (14.14%)
Automobiles & Components – (1.64%)
Adient PLC	2,934,344	$179,845,944
Consumer Durables & Apparel – (0.65%)
Hunter Douglas N.V. (Netherlands)	931,949	71,126,626
Consumer Services – (1.53%)
New Oriental Education & Technology Group, Inc., ADR (China)	1,870,100	168,009,784
Media – (2.00%)
GCI Liberty, Inc., Class A *	328,395	14,646,417
Liberty Latin America Ltd., Class C *	770,491	13,915,067
Naspers Ltd. - N (South Africa)	775,590	190,362,701
		218,924,185
Retailing – (8.32%)
Amazon.com, Inc. *	498,286	780,380,653
Booking Holdings Inc. *	44,444	96,799,032
Liberty Expedia Holdings, Inc., Series A *	219,023	8,936,139
Liberty TripAdvisor Holdings Inc., Series A *	314,016	2,888,947
Qurate Retail, Inc., QVC Group, Series A *	965,068	22,592,242
		911,597,013
	Total Consumer Discretionary	1,549,503,552
ENERGY – (7.81%)
Apache Corp.	10,324,175	422,774,966
Encana Corp. (Canada)	25,367,460	316,585,901
Occidental Petroleum Corp.	1,502,655	116,095,125
	Total Energy	855,455,992
FINANCIALS – (31.90%)
Banks – (13.09%)
DBS Group Holdings Ltd. (Singapore)	4,339,700	100,932,389
DNB ASA (Norway)	5,664,900	106,309,998
JPMorgan Chase & Co.	5,687,394	618,674,719
Wells Fargo & Co.	11,718,302	608,882,972
		1,434,800,078
Diversified Financials – (16.93%)
Capital Markets – (3.99%)
Bank of New York Mellon Corp.	8,033,857	437,925,545
Consumer Finance – (7.06%)
American Express Co.	2,688,441	265,483,549
Capital One Financial Corp.	5,604,253	507,857,407
		773,340,956
Diversified Financial Services – (5.88%)
Berkshire Hathaway Inc., Class A *	2,217	644,371,050
		1,855,637,551
Insurance – (1.88%)
Multi-line Insurance – (0.69%)
Loews Corp.	1,451,539	76,147,736
Property & Casualty Insurance – (1.19%)
Chubb Ltd.	530,490	71,971,578

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	51,706	$58,429,848
		130,401,426
		206,549,162
	Total Financials	3,496,986,791
HEALTH CARE – (5.48%)
Health Care Equipment & Services – (3.49%)
Aetna Inc.	2,136,760	382,586,878
Pharmaceuticals, Biotechnology & Life Sciences – (1.99%)
Shire PLC, ADR (United Kingdom)	1,371,000	218,578,530
	Total Health Care	601,165,408
INDUSTRIALS – (12.12%)
Capital Goods – (11.55%)
Ferguson PLC (United Kingdom)	3,124,878	240,052,580
Johnson Controls International PLC	11,168,589	378,280,110
Orascom Construction Ltd. (United Arab Emirates)*	2,606,507	23,197,912
Safran S.A. (France)	2,151,380	253,201,642
United Technologies Corp.	3,092,700	371,587,905
		1,266,320,149
Transportation – (0.57%)
FedEx Corp.	252,510	62,420,472
	Total Industrials	1,328,740,621
INFORMATION TECHNOLOGY – (18.02%)
Semiconductors & Semiconductor Equipment – (2.27%)
Texas Instruments Inc.	2,449,090	248,411,199
Software & Services – (15.75%)
Alibaba Group Holding Ltd., ADR (China)*	1,498,170	267,483,272
Alphabet Inc., Class A *	294,577	300,050,241
Alphabet Inc., Class C *	493,817	502,374,849
ASAC II L.P. *(a)(b)	4,156,451	4,071,244
CommerceHub, Inc., Series A *	54,715	1,240,389
CommerceHub, Inc., Series C *	109,431	2,480,801
Facebook, Inc., Class A *	2,191,547	376,946,084
Fang Holdings Ltd., Class A, ADR (China)*	4,084,499	20,422,495
Microsoft Corp.	1,730,008	161,790,348
Oracle Corp.	1,960,153	89,520,187
		1,726,379,910
	Total Information Technology	1,974,791,109
MATERIALS – (4.33%)
Axalta Coating Systems Ltd. *	4,306,806	133,080,305
LafargeHolcim Ltd. (Switzerland)	4,242,588	237,159,772
OCI N.V. (Netherlands)*	4,392,486	104,549,027
	Total Materials	474,789,104
TOTAL COMMON STOCK – (Identified cost $6,032,432,367)		10,281,432,577

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (3.15%)
CONSUMER DISCRETIONARY – (3.15%)
Retailing – (3.15%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	5,938,103	$295,720,498
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	982,804	48,944,131
		Total Consumer Discretionary	344,664,629
	TOTAL PREFERRED STOCK – (Identified cost $230,313,239)		344,664,629
SHORT-TERM INVESTMENTS – (3.02%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.68%, 05/01/18, dated 04/30/18, repurchase value of $61,749,882 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 05/15/18-04/20/48, total market value $62,981,940)	$61,747,000	61,747,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.73%, 05/01/18, dated 04/30/18, repurchase value of $34,689,667 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.50%, 01/31/19, total market value $35,381,760)	34,688,000	34,688,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 05/01/18, dated 04/30/18, repurchase value of $160,548,759 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.85%-6.00%, 03/01/24-03/20/68, total market value $163,751,820)	160,541,000	160,541,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.71%, 05/01/18, dated 04/30/18, repurchase value of $74,099,520 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 10/01/20-04/01/48, total market value $75,577,920)	74,096,000	74,096,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $331,072,000)		331,072,000
	Total Investments – (99.97%) – (Identified cost $6,593,817,606)		10,957,169,206
	Other Assets Less Liabilities – (0.03%)		3,656,183
	Net Assets – (100.00%)		$10,960,825,389

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $348,735,873 or 3.18% of the Fund's net assets as of April 30, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of April 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$1,549,503,552	$–	$344,664,629	$1,894,168,181
Energy	855,455,992	–	–	855,455,992
Financials	3,496,986,791	–	–	3,496,986,791
Health Care	601,165,408	–	–	601,165,408
Industrials	1,328,740,621	–	–	1,328,740,621
Information Technology	1,970,719,865	–	4,071,244	1,974,791,109
Materials	474,789,104	–	–	474,789,104
Short-term securities	–	331,072,000	–	331,072,000
Total Investments	$10,277,361,333	$331,072,000	$348,735,873	$10,957,169,206

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2018 was $(7,798,448). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance August 1, 2017	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance April 30, 2018

Investments in Securities:
Common Stock	$4,037,993	$–	$33,251	$–	$–	$4,071,244
Preferred Stock	352,496,328	–	(7,831,699)	–	–	344,664,629
Total Level 3	$356,534,321	$–	$(7,798,448)	$–	$–	$348,735,873

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	April 30, 2018	Technique	Input(s)	Range	an Increase in Input

Investments in Securities:
Common Stock	$4,071,244	Discounted Cash Flow	Annualized Yield	3.287%	Decrease

Preferred Stock	344,664,629	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase
Total Level 3	$348,735,873

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

Federal Income Taxes

At April 30, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$6,638,509,129
Unrealized appreciation	4,506,517,641
Unrealized depreciation	(187,857,564)
Net unrealized appreciation	$4,318,660,077

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (88.50%)
CONSUMER DISCRETIONARY – (15.04%)
Automobiles & Components – (1.38%)
Adient PLC	10,739	$658,193
Consumer Services – (2.00%)
New Oriental Education & Technology Group, Inc., ADR (China)	10,680	959,491
Media – (1.83%)
Naspers Ltd. - N (South Africa)	3,560	873,775
Retailing – (9.83%)
Amazon.com, Inc. *	2,119	3,318,629
Booking Holdings Inc. *	154	335,412
JD.com Inc., Class A, ADR (China)*	21,970	802,125
Vipshop Holdings Ltd., Class A, ADR (China)*	15,770	244,120
		4,700,286
	Total Consumer Discretionary	7,191,745
CONSUMER STAPLES – (0.77%)
Food, Beverage & Tobacco – (0.77%)
Nestle S.A. (Switzerland)	4,765	370,141
	Total Consumer Staples	370,141
FINANCIALS – (17.74%)
Banks – (3.99%)
JPMorgan Chase & Co.	3,005	326,884
U.S. Bancorp	12,165	613,724
Wells Fargo & Co.	18,620	967,495
		1,908,103
Diversified Financials – (10.27%)
Capital Markets – (3.35%)
Bank of New York Mellon Corp.	21,100	1,150,161
Oaktree Capital Group LLC, Class A	11,450	452,275
		1,602,436
Consumer Finance – (3.31%)
American Express Co.	6,080	600,400
Capital One Financial Corp.	10,830	981,415
		1,581,815
Diversified Financial Services – (3.61%)
Berkshire Hathaway Inc., Class A *	4	1,162,600
Berkshire Hathaway Inc., Class B *	2,915	564,723
		1,727,323
		4,911,574
Insurance – (3.48%)
Multi-line Insurance – (2.49%)
Loews Corp.	22,740	1,192,941
Reinsurance – (0.99%)
Swiss Re AG (Switzerland)	4,940	471,867
		1,664,808
	Total Financials	8,484,485
HEALTH CARE – (3.92%)
Health Care Equipment & Services – (3.27%)
Aetna Inc.	4,740	848,697
Express Scripts Holding Co. *	4,370	330,809
Quest Diagnostics Inc.	1,870	189,244

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
UnitedHealth Group Inc.	820	$193,848
		1,562,598
Pharmaceuticals, Biotechnology & Life Sciences – (0.65%)
Shire PLC, ADR (United Kingdom)	1,960	312,483
	Total Health Care	1,875,081
INDUSTRIALS – (8.08%)
Capital Goods – (6.63%)
Eaton Corp. PLC	10,255	769,433
Ferguson PLC (United Kingdom)	6,177	474,516
Johnson Controls International PLC	13,136	444,916
Safran S.A. (France)	2,620	308,355
Schneider Electric SE (France)	7,615	692,265
United Technologies Corp.	4,030	484,204
		3,173,689
Commercial & Professional Services – (0.01%)
Novus Holdings Ltd. (South Africa)	1,231	400
Transportation – (1.44%)
FedEx Corp.	2,790	689,688
	Total Industrials	3,863,777
INFORMATION TECHNOLOGY – (32.53%)
Semiconductors & Semiconductor Equipment – (15.05%)
Applied Materials, Inc.	31,130	1,546,227
Intel Corp.	50,466	2,605,055
Lam Research Corp.	3,485	644,934
Texas Instruments Inc.	18,700	1,896,741
Xilinx, Inc.	7,920	508,781
		7,201,738
Software & Services – (16.54%)
Alibaba Group Holding Ltd., ADR (China)*	3,930	701,662
Alphabet Inc., Class C *	726	738,582
Baidu, Inc., Class A, ADR (China)*	1,375	344,987
DXC Technology Co.	11,319	1,166,536
Facebook, Inc., Class A *	2,585	444,620
Microsoft Corp.	18,840	1,761,917
Oracle Corp.	28,145	1,285,382
SAP SE, ADR (Germany)	13,240	1,467,389
		7,911,075
Technology Hardware & Equipment – (0.94%)
HP Inc.	20,830	447,637
	Total Information Technology	15,560,450
MATERIALS – (10.42%)
Akzo Nobel N.V. (Netherlands)	5,645	510,586
Axalta Coating Systems Ltd. *	20,310	627,579
DowDuPont Inc.	12,000	758,880
Ecolab Inc.	3,975	575,461
LafargeHolcim Ltd. (Switzerland)	15,763	881,148
PPG Industries, Inc.	5,470	579,164

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Praxair, Inc.	6,905	$1,053,150
		Total Materials	4,985,968
	TOTAL COMMON STOCK – (Identified cost $26,745,393)		42,331,647
SHORT-TERM INVESTMENTS – (11.51%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.68%, 05/01/18, dated 04/30/18, repurchase value of $1,027,048 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 05/15/18-04/20/48, total market value $1,047,540)	$1,027,000	1,027,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.73%, 05/01/18, dated 04/30/18, repurchase value of $577,028 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.50%, 01/31/19, total market value $588,540)	577,000	577,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 05/01/18, dated 04/30/18, repurchase value of $2,671,129 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 04/01/33-04/20/48, total market value $2,724,420)	2,671,000	2,671,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.71%, 05/01/18, dated 04/30/18, repurchase value of $1,233,059 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.21%-4.00%, 02/01/34-05/01/48, total market value $1,257,660)	1,233,000	1,233,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,508,000)		5,508,000
	Total Investments – (100.01%) – (Identified cost $32,253,393)		47,839,647
	Liabilities Less Other Assets – (0.01%)		(5,504)
	Net Assets – (100.00%)		$47,834,143

ADR: American Depositary Receipt

*	Non-income producing security.

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2018 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of April 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$7,191,745	$–	$–	$7,191,745
Consumer Staples	370,141	–	–	370,141
Financials	8,484,485	–	–	8,484,485
Health Care	1,875,081	–	–	1,875,081
Industrials	3,863,777	–	–	3,863,777
Information Technology	15,560,450	–	–	15,560,450
Materials	4,985,968	–	–	4,985,968
Short-term securities	–	5,508,000	–	5,508,000
Total Investments	$42,331,647	$5,508,000	$–	$47,839,647

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended April 30, 2018.

Federal Income Taxes

At April 30, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$32,305,569
Unrealized appreciation	15,690,318
Unrealized depreciation	(156,240)
Net unrealized appreciation	$15,534,078

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 29, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date:  June 29, 2018